Suppliers	12 Months Ended
Dec. 31, 2025
Suppliers
Suppliers

17.   SUPPLIERS

	Dec. 31, 2025	Dec. 31, 2024
Energy purchased for resale	1,484	1,176
Energy on spot market – CCEE	212	199
Charges for use of energy network	242	240
Itaipu Binacional	186	210
Gas purchased for resale	89	216
Materials and services	826	911
	3,039	2,952

The exposure of the Company and its subsidiaries to exchange rate and liquidity risks related to suppliers is disclosed in note 19.